SAFE Instruments (Tables)	12 Months Ended
Dec. 31, 2024
SAFE Instruments [Abstract]
Schedule of Estimated Fair Value of the SAFE Liability	The following table provides a summary of the changes in the estimated fair value of the SAFE liability:
Year Ended December 31, 2024
Issuance of SAFE instruments	$11,812,496
Change in fair value	833,328
Settlement of SAFE liability in conjunction with the Offering	(12,645,824)
Balance at December 31, 2024	$—